NET SALES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET SALES
Gross sales	R$ 31,395,955	R$ 14,802,821	R$ 11,752,459
Adjustment to present value	(5,316)	(4,984)
Returns and cancelations	(109,641)	(75,477)	(50,199)
Discounts and rebates	(3,835,140)	(15,695)	(6,589)
Deductions	27,445,858	14,706,665	11,695,671
Taxes on sales	(1,432,908)	(1,263,289)	(1,114,998)
Net sales	R$ 26,012,950	R$ 13,443,376	R$ 10,580,673
Percentage of gross revenue from domestic sales related to the social contribution paid		2.50%